Fees Summary	Dec. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,900,000
Previously Paid Amount	0.00
Total Fee Amount	1,643.39
Total Offset Amount	0.00
Net Fee	1,643.39
Narrative - Max Aggregate Offering Price	$ 11,900,000
Final Prospectus	true